Segment Reporting - Condensed Consolidated Balance Sheet (Details) - USD ($) $ in Millions	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Intangible assets
Goodwill	$ 1.8	$ 1.7	$ 1.8
Other intangible assets	2.3	2.0	2.2
Total intangible assets	4.1	3.7	4.0
Tangible fixed assets
Land and buildings	8.3	8.1	4.1
Vessels and capitalized dry-docking	2,691.7	2,826.7	2,528.7
Other non-current assets under construction	2.2	4.6	3.9
Other plant and operating equipment	2.6	3.3	3.5
Total tangible fixed assets	2,704.8	2,842.7	2,540.2
Financial assets
Investments in joint ventures	0.1	0.1	0.1
Loan receivables	4.5	4.5	4.5
Deferred tax asset	0.3	3.1	0.3
Other investments	0.1	0.2	0.5
Total financial assets	5.0	7.9	5.4
Total non-current assets	2,713.9	2,854.3	2,549.6
Inventories	69.5	68.4	69.4
Trade receivables	170.9	183.9	244.1
Other receivables	30.9	59.6	45.4
Prepayments	10.6	12.2	12.2
Cash and cash equivalents incl. restricted cash	369.8	291.2	532.4
Current assets excl. assets held for sale	651.7	615.3	903.5
Assets held for sale	31.1	0.0	12.4
Total current assets	682.8	615.3	915.9
TOTAL ASSETS	3,396.7	3,469.6	3,465.5
EQUITY AND LIABILITIES
Total equity	2,107.3	2,074.8	2,043.7	$ 1,666.1
Liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	0.3	0.3	2.4
Borrowings	969.8	1,061.0	1,083.0
Other non-current liabilities	8.0	2.9	3.5
Total non-current liabilities	1,023.3	1,109.4	1,134.1
Borrowings	156.2	165.3	175.0
Trade payables	45.2	50.0	47.4
Current tax liabilities	1.3	0.7	1.5
Other liabilities	57.1	61.3	57.1
Provisions	0.7	0.6	0.6
Prepayments from customers	5.6	7.5	6.1
Total current liabilities	266.1	285.4	287.7
Total liabilities	1,289.4	1,394.8	1,421.8
TOTAL EQUITY AND LIABILITIES	3,396.7	3,469.6	3,465.5
Operating segments
Intangible assets
Goodwill	1.8	1.7	1.8
Other intangible assets	2.3	2.0	2.2
Total intangible assets	4.1	3.7	4.0
Tangible fixed assets
Land and buildings	8.3	8.1	4.1
Vessels and capitalized dry-docking	2,691.7	2,826.7	2,528.7
Other non-current assets under construction	2.2	4.6	3.9
Other plant and operating equipment	2.6	3.3	3.5
Total tangible fixed assets	2,704.8	2,842.7	2,540.2
Financial assets
Investments in joint ventures	0.1	0.1	0.1
Loan receivables	4.5	4.5	4.5
Deferred tax asset	0.3	3.1	0.3
Other investments	0.1	0.2	0.5
Total financial assets	5.0	7.9	5.4
Total non-current assets	2,713.9	2,854.3	2,549.6
Inventories	69.5	68.4	69.4
Trade receivables	170.9	183.9	244.1
Other receivables	30.9	59.6	45.4
Prepayments	10.6	12.2	12.2
Cash and cash equivalents incl. restricted cash	369.8	291.2	532.4
Current assets excl. assets held for sale	651.7	615.3	903.5
Assets held for sale	31.1	0.0	12.4
Total current assets	682.8	615.3	915.9
TOTAL ASSETS	3,396.7	3,469.6	3,465.5
EQUITY AND LIABILITIES
Total equity	2,107.3	2,074.8	2,043.7
Liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	0.3	0.3	2.4
Borrowings	969.8	1,061.0	1,083.0
Other non-current liabilities	8.0	2.9	3.5
Total non-current liabilities	1,023.3	1,109.4	1,134.1
Borrowings	156.2	165.3	175.0
Trade payables	45.2	50.0	47.4
Current tax liabilities	1.3	0.7	1.5
Other liabilities	57.1	61.3	57.1
Provisions	0.7	0.6	0.6
Prepayments from customers	5.6	7.5	6.1
Total current liabilities	266.1	285.4	287.7
Total liabilities	1,289.4	1,394.8	1,421.8
TOTAL EQUITY AND LIABILITIES	3,396.7	3,469.6	3,465.5
Operating segments | Tanker segment
Intangible assets
Goodwill	0.0	0.0	0.0
Other intangible assets	1.4	1.1	1.1
Total intangible assets	1.4	1.1	1.1
Tangible fixed assets
Land and buildings	8.1	8.1	3.8
Vessels and capitalized dry-docking	2,706.3	2,843.9	2,545.7
Other non-current assets under construction	0.0	0.0	0.0
Other plant and operating equipment	1.4	2.1	2.7
Total tangible fixed assets	2,715.8	2,854.1	2,552.2
Financial assets
Investments in joint ventures	0.1	0.1	0.1
Loan receivables	4.5	4.5	4.5
Deferred tax asset	0.3	3.1	0.3
Other investments	0.1	0.2	0.5
Total financial assets	5.0	7.9	5.4
Total non-current assets	2,722.2	2,863.1	2,558.7
Inventories	66.9	62.6	64.9
Trade receivables	166.6	179.1	240.7
Other receivables	26.0	54.7	40.3
Prepayments	10.3	11.6	11.8
Cash and cash equivalents incl. restricted cash	361.5	284.9	524.2
Current assets excl. assets held for sale	631.3	592.9	881.9
Assets held for sale	31.4	0.0	12.4
Total current assets	662.7	592.9	894.3
TOTAL ASSETS	3,384.9	3,456.0	3,453.0
EQUITY AND LIABILITIES
Total equity	2,102.9	2,072.9	2,041.0
Liabilities
Non-current tax liability related to held-over gains	45.2	45.2	45.2
Deferred tax liability	0.0	0.0	2.2
Borrowings	969.1	1,060.8	1,081.5
Other non-current liabilities	7.4	2.3	3.0
Total non-current liabilities	1,021.7	1,108.3	1,131.9
Borrowings	154.3	163.5	172.2
Trade payables	43.4	46.2	45.2
Current tax liabilities	1.1	0.4	1.1
Other liabilities	56.7	60.7	56.6
Provisions	0.0	0.0	0.0
Prepayments from customers	4.8	4.0	5.0
Total current liabilities	260.3	274.8	280.1
Total liabilities	1,282.0	1,383.1	1,412.0
TOTAL EQUITY AND LIABILITIES	3,384.9	3,456.0	3,453.0
Operating segments | Marine Engineering segment
Intangible assets
Goodwill	1.8	1.7	1.8
Other intangible assets	0.9	0.9	1.1
Total intangible assets	2.7	2.6	2.9
Tangible fixed assets
Land and buildings	0.2	0.0	0.3
Vessels and capitalized dry-docking	0.0	0.0	0.0
Other non-current assets under construction	2.2	4.8	4.2
Other plant and operating equipment	1.2	1.2	0.8
Total tangible fixed assets	3.6	6.0	5.3
Financial assets
Investments in joint ventures	0.0	0.0	0.0
Loan receivables	0.0	0.0	0.0
Deferred tax asset	0.0	0.0	0.0
Other investments	0.0	0.0	0.0
Total financial assets	0.0	0.0	0.0
Total non-current assets	6.3	8.6	8.2
Inventories	2.6	5.8	4.7
Trade receivables	4.6	4.8	3.8
Other receivables	4.9	4.9	5.1
Prepayments	0.3	0.6	0.4
Cash and cash equivalents incl. restricted cash	8.3	6.3	8.2
Current assets excl. assets held for sale	20.7	22.4	22.2
Assets held for sale	0.0	0.0	0.0
Total current assets	20.7	22.4	22.2
TOTAL ASSETS	27.0	31.0	30.4
EQUITY AND LIABILITIES
Total equity	15.8	11.7	10.0
Liabilities
Non-current tax liability related to held-over gains	0.0	0.0	0.0
Deferred tax liability	0.3	0.3	0.2
Borrowings	0.7	0.2	1.5
Other non-current liabilities	0.6	0.6	0.5
Total non-current liabilities	1.6	1.1	2.2
Borrowings	1.9	1.8	2.8
Trade payables	1.8	3.8	2.3
Current tax liabilities	0.2	0.3	0.4
Other liabilities	0.7	0.6	0.8
Provisions	0.7	0.6	0.6
Prepayments from customers	4.3	11.1	11.3
Total current liabilities	9.6	18.2	18.2
Total liabilities	11.2	19.3	20.4
TOTAL EQUITY AND LIABILITIES	27.0	31.0	30.4
Inter-segment elimination
Intangible assets
Goodwill	0.0	0.0	0.0
Other intangible assets	0.0	0.0	0.0
Total intangible assets	0.0	0.0	0.0
Tangible fixed assets
Land and buildings	0.0	0.0	0.0
Vessels and capitalized dry-docking	(14.6)	(17.2)	(17.0)
Other non-current assets under construction	0.0	(0.2)	(0.3)
Other plant and operating equipment	0.0	0.0	0.0
Total tangible fixed assets	(14.6)	(17.4)	(17.3)
Financial assets
Investments in joint ventures	0.0	0.0	0.0
Loan receivables	0.0	0.0	0.0
Deferred tax asset	0.0	0.0	0.0
Other investments	0.0	0.0	0.0
Total financial assets	0.0	0.0	0.0
Total non-current assets	(14.6)	(17.4)	(17.3)
Inventories	0.0	0.0	(0.2)
Trade receivables	(0.3)	0.0	(0.4)
Other receivables	0.0	0.0	0.0
Prepayments	0.0	0.0	0.0
Cash and cash equivalents incl. restricted cash	0.0	0.0	0.0
Current assets excl. assets held for sale	(0.3)	0.0	(0.6)
Assets held for sale	(0.3)	0.0	0.0
Total current assets	(0.6)	0.0	(0.6)
TOTAL ASSETS	(15.2)	(17.4)	(17.9)
EQUITY AND LIABILITIES
Total equity	(11.4)	(9.8)	(7.3)
Liabilities
Non-current tax liability related to held-over gains	0.0	0.0	0.0
Deferred tax liability	0.0	0.0	0.0
Borrowings	0.0	0.0	0.0
Other non-current liabilities	0.0	0.0	0.0
Total non-current liabilities	0.0	0.0	0.0
Borrowings	0.0	0.0	0.0
Trade payables	0.0	0.0	(0.1)
Current tax liabilities	0.0	0.0	0.0
Other liabilities	(0.3)	0.0	(0.3)
Provisions	0.0	0.0	0.0
Prepayments from customers	(3.5)	(7.6)	(10.2)
Total current liabilities	(3.8)	(7.6)	(10.6)
Total liabilities	(3.8)	(7.6)	(10.6)
TOTAL EQUITY AND LIABILITIES	$ (15.2)	$ (17.4)	$ (17.9)